Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)		Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Total Payments
Total		$ 2,193,020,000	$ 5,653,450,000	$ 259,280,000	$ 13,480,000	$ 28,520,000	$ 8,147,750,000
Northeast British Columbia [Member]
Total		21,450,000	72,050,000	38,660,000			132,160,000
Northwest Alberta [Member]
Total	[1],[2]	52,950,000	300,850,000	33,050,000		7,400,000	394,250,000
Northern Plains [Member]
Total	[1],[2],[3],[4]	150,180,000	2,007,090,000	71,360,000		21,090,000	2,249,720,000
Southern Plains and Southeast Saskatchewan [Member]
Total	[1],[2]	53,850,000	92,480,000	44,050,000		$ 30,000	190,410,000
Oil Sands Mining and Upgrading [Member]
Total	[3],[4]	132,210,000	$ 3,180,980,000	68,970,000			3,382,160,000
Corporate [Member]
Total		1,782,200,000		180,000			1,782,380,000
Baobab [Member]
Total	[5],[6],[7],[8]				6,050,000		6,050,000
Espoir [Member]
Total	[5],[6],[7],[8]				$ 7,430,000		7,430,000
North Sea [Member]
Total	[7],[8]	$ 180,000		$ 3,010,000			$ 3,190,000

[1]	Royalties in the amount of $185,300,000 were paid in kind to the Government of Alberta and valued at market prices.
[2]	Royalties in the amount of $185,300,000 were paid in kind to the Government of Alberta and valued at market prices.
[3]
On November 1, 2025 Canadian Natural Resources Limited purchased the remaining shares of 1745844 Alberta Limited. Reportable payments for the period November 1 2025 to December 31 2025 have been included in this consolidated report.

[4]
On November 1, 2025 Canadian Natural Resources Limited purchased the remaining shares of 1745844 Alberta Limited. Reportable payments for the period November 1 2025 to December 31 2025 have been included in this consolidated report.

[5]	Production entitlement volumes and values are determined according to the related production sharing contracts.
[6]	Production entitlement volumes and values are determined according to the related production sharing contracts.
[7]	Non Canadian dollar payments are translated using average exchange rates for the reporting period of 1 GBP = 1.8354 CAD, 1 USD = 1.4130 CAD and 1 CFA = 0.0024 CAD.
[8]	Non Canadian dollar payments are translated using average exchange rates for the reporting period of 1 GBP = 1.8354 CAD, 1 USD = 1.4130 CAD and 1 CFA = 0.0024 CAD.